The expected impacts on the classification and measurement of financial assets (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Due from banks
Amount under IAS 39:
Loans and receivables	₩ 20,890,125
Fair value through profit or loss	0
Available-for-sale	0
Held-to-maturity	0
Amount under IFRS 9:
FVPL	833,942
Designated at FVPL	0
AC	19,988,001
FVOCI	0
Loans
Amount under IAS 39:
Loans and receivables	277,876,370
Fair value through profit or loss	0
Available-for-sale	0
Held-to-maturity	0
Amount under IFRS 9:
FVPL	778,985
Designated at FVPL	0
AC	277,126,028
FVOCI	0
Other financial assets
Amount under IAS 39:
Loans and receivables	12,090,983
Fair value through profit or loss	0
Available-for-sale	0
Held-to-maturity	0
Amount under IFRS 9:
FVPL	0
Designated at FVPL	0
AC	12,090,983
FVOCI	0
Trading assets | Debt securities
Amount under IAS 39:
Loans and receivables	0
Fair value through profit or loss	23,451,755
Available-for-sale	0
Held-to-maturity	0
Amount under IFRS 9:
FVPL	23,451,755
Designated at FVPL	0
AC	0
FVOCI	0
Trading assets | Equity securities
Amount under IAS 39:
Loans and receivables	0
Fair value through profit or loss	4,823,244
Available-for-sale	0
Held-to-maturity	0
Amount under IFRS 9:
FVPL	4,823,244
Designated at FVPL	0
AC	0
FVOCI	0
Trading assets | Gold deposits
Amount under IAS 39:
Loans and receivables	0
Fair value through profit or loss	189,297
Available-for-sale	0
Held-to-maturity	0
Amount under IFRS 9:
FVPL	189,297
Designated at FVPL	0
AC	0
FVOCI	0
Financial assets designated at fair value through profit or loss | Debt securities
Amount under IAS 39:
Loans and receivables	0
Fair value through profit or loss	2,110,810
Available-for-sale	0
Held-to-maturity	0
Amount under IFRS 9:
FVPL	2,030,522
Designated at FVPL	80,288
AC	0
FVOCI	0
Financial assets designated at fair value through profit or loss | Equity securities
Amount under IAS 39:
Loans and receivables	0
Fair value through profit or loss	1,234,356
Available-for-sale	0
Held-to-maturity	0
Amount under IFRS 9:
FVPL	1,162,553
Designated at FVPL	71,803
AC	0
FVOCI	0
Financial assets designated at fair value through profit or loss | Hybrid financial assets
Amount under IAS 39:
Loans and receivables	0
Fair value through profit or loss	233,892
Available-for-sale	0
Held-to-maturity	0
Amount under IFRS 9:
FVPL	233,892
Designated at FVPL	0
AC	0
FVOCI	0
Available-for-sale financial assets | Debt securities
Amount under IAS 39:
Loans and receivables	0
Fair value through profit or loss	0
Available-for-sale	37,186,552
Held-to-maturity	0
Amount under IFRS 9:
FVPL	533,452
Designated at FVPL	0
AC	0
FVOCI	36,657,807
Available-for-sale financial assets | Equity securities
Amount under IAS 39:
Loans and receivables	0
Fair value through profit or loss	0
Available-for-sale	4,930,384
Held-to-maturity	0
Amount under IFRS 9:
FVPL	4,350,969
Designated at FVPL	0
AC	0
FVOCI	590,405
HTM financial assets | Debt securities
Amount under IAS 39:
Loans and receivables	0
Fair value through profit or loss	0
Available-for-sale	0
Held-to-maturity	24,990,680
Amount under IFRS 9:
FVPL	529,906
Designated at FVPL	0
AC	24,424,867
FVOCI	₩ 0